Related Party Transactions (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Related Party Transactions [Abstract]
Due from related parties	$ 0.2		$ 0.2		$ 0.1
Chief Executive Officer [Member]
Related Party Transactions [Abstract]
Payments and fees, related party	0.0	$ 0.2	0.3	$ 0.5
Affiliated Entities [Member]
Related Party Transactions [Abstract]
Purchase of inventories	14.6	1.3	34.1	16.2
Expenses incurred	0.6	0.5	1.6	1.6
Affiliated Entities and Individuals [Member]
Related Party Transactions [Abstract]
Fees received for goods and services	1.5	1.4	1.9	2.8
Payments and fees, related party	$ 0.0	$ 0.2	$ 0.4	$ 0.8
OneWater LLC [Member]
Related Party Transactions [Abstract]
Due from related parties					0.1	$ 0.9	$ 0.5
OneWater LLC [Member] | Chief Executive Officer [Member]
Related Party Transactions [Abstract]
Payments and fees, related party					0.7	0.5	0.3
OneWater LLC [Member] | Affiliated Entities [Member]
Related Party Transactions [Abstract]
Purchase of inventories					30.8	34.2	4.9
Expenses incurred					2.1	2.0	2.2
OneWater LLC [Member] | Affiliated Entities and Individuals [Member]
Related Party Transactions [Abstract]
Fees received for goods and services					2.9	2.1	0.9
Payments and fees, related party					$ 1.0	$ 1.0	$ 0.7